Principal Subsidiaries - Summary of Principal Subsidiaries Interests (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cemex España, S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex España, S.A.
Country of incorporation of subsidiary	Spain
Proportion of ownership interest in subsidiary	99.90%	99.90%
Cemex, Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex, Inc.
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cemex Nicaragua, S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex Nicaragua, S.A.
Country of incorporation of subsidiary	Nicaragua
Proportion of ownership interest in subsidiary	100.00%	100.00%
Assiut Cement Company [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Assiut Cement Company
Country of incorporation of subsidiary	Egypt
Proportion of ownership interest in subsidiary	95.80%	95.80%
Cemex Colombia, S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex Colombia, S.A.
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	99.70%	99.70%
Cemento Bayano, S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemento Bayano, S.A.
Country of incorporation of subsidiary	Panama
Proportion of ownership interest in subsidiary	99.50%	99.50%
Cemex Dominicana, S.A. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex Dominicana, S.A.
Country of incorporation of subsidiary	Dominican Republic
Proportion of ownership interest in subsidiary	100.00%	100.00%
Trinidad Cement Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Trinidad Cement Limited
Country of incorporation of subsidiary	Trinidad and Tobago
Proportion of ownership interest in subsidiary	69.80%	69.80%
Caribbean Cement Company Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Caribbean Cement Company Limited
Country of incorporation of subsidiary	Jamaica
Proportion of ownership interest in subsidiary	79.00%	79.00%
Cemex de Puerto Rico Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex de Puerto Rico Inc.
Country of incorporation of subsidiary	Puerto Rico
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cemex France Gestion (S.A.S.) [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex France Gestion (S.A.S.)
Country of incorporation of subsidiary	France
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cemex Holdings Philippines, Inc. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex Holdings Philippines, Inc.
Country of incorporation of subsidiary	Philippines
Proportion of ownership interest in subsidiary	89.90%	77.90%
Solid Cement Corporation [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Solid Cement Corporation
Country of incorporation of subsidiary	Philippines
Proportion of ownership interest in subsidiary	100.00%	100.00%
APO Cement Corporation [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	APO Cement Corporation
Country of incorporation of subsidiary	Philippines
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cemex U.K. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex U.K.
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cemex Deutschland, AG.[member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex Deutschland, AG.
Country of incorporation of subsidiary	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cemex Czech Republic, s.r.o. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex Czech Republic, s.r.o.
Country of incorporation of subsidiary	Czech Republic
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cemex Polska sp. Z.o.o.[member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex Polska sp. Z.o.o.
Country of incorporation of subsidiary	Poland
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cemex Holdings (Israel) Ltd. [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex Holdings (Israel) Ltd.
Country of incorporation of subsidiary	Israel
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cemex Topmix LLC, Cemex Supermix LLC and Cemex Falcon LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex Topmix LLC, Cemex Supermix LLC and Cemex Falcon LLC
Country of incorporation of subsidiary	United Arab Emirates
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cemex International Trading LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemex International Trading LLC
Country of incorporation of subsidiary	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sunbulk Shipping Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sunbulk Shipping Limited
Country of incorporation of subsidiary	Bahamas
Proportion of ownership interest in subsidiary	100.00%	100.00%